UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06692

Name of Fund: BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock MuniYield California Quality Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 84.8%
Corporate — 0.5%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$2,435	$2,808,286
County/City/Special District/School District — 32.3%
Bay Area Governments Association, Refunding RB, California Redevelopment Agency Pool, Series A (AGM), 6.00%, 12/15/24	255	256,545
California State Public Works Board, RB, Various Capital Projects, Sub-Series I- 1, 6.13%, 11/01/29	2,610	3,074,684
Chabot-Las Positas Community College District, GO, CAB, Series C (AMBAC), 6.02%, 8/01/37 (a)	10,000	2,456,600
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,304,760
Desert Community College District, GO, CAB, Election of 2004, Series C (AGM), 5.90%, 8/01/46 (a)	5,000	726,900
Fairfield-Suisun Unified School District California, GO, Election of 2002 (NPFGC), 5.50%, 8/01/28	2,500	2,705,200
Fremont Unified School District Alameda County California, GO, Series A (NPFGC), 5.50%, 8/01/26	10,755	11,006,667
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	2,500	2,969,725
Grossmont Union High School District, GO, Election of 2008, Series C, 5.50%, 8/01/33	1,855	2,181,257
Grossmont Union High School District, GO, CAB, 5.46%, 8/01/32 (a)	10,000	3,507,900
Los Angeles Community Redevelopment Agency California, RB, Bunker Hill Project, Series A (AGM), 5.00%, 12/01/27	7,000	7,535,570
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Proposition A, First Tier, Senior Series A (AMBAC), 5.00%, 7/01/27	4,000	4,387,320
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/39	2,025	2,227,500
Merced Union High School District, GO, CAB, Election of 2008, Series C (a):
6.61%, 8/01/33	2,500	790,750
6.40%, 8/01/36	4,000	1,053,360
7.07%, 8/01/41	5,000	764,450
Norwalk-La Mirada Unified School District California, GO, CAB, Election of 2002, Series E (AGC), 5.54%, 8/01/38 (a)	7,500	1,772,925

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/41	$8,140	$9,134,057
Orange County Sanitation District, COP, Series A, 5.00%, 2/01/35	2,500	2,763,225
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	9,045	10,305,059
Orchard School District California, GO, Election of 2001, Series A (AGC), 5.00%, 8/01/34	7,490	8,279,521
Oxnard Union High School District California, GO, Refunding, Series A (NPFGC), 6.20%, 8/01/30	9,645	10,602,942
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM):
5.50%, 8/01/34	2,000	2,241,860
5.63%, 8/01/39	4,500	5,037,930
Port of Oakland, Refunding RB, Series M (NPFGC), 5.38%, 11/01/27	5,000	5,067,350
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	5,000	5,501,900
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/38	4,895	5,270,202
San Jose Financing Authority, RB, Civic Center Project, Series B (AMBAC), 5.00%, 6/01/32	11,400	11,434,998
San Jose Financing Authority, RB, Convention Center Expansion & Renovation Project:
5.75%, 5/01/36	2,570	2,814,844
5.75%, 5/01/42	4,500	5,115,960
San Juan Unified School District, GO, Election of 2002 (AGM), 5.00%, 8/01/34	6,475	7,126,644
San Leandro Unified School District California, GO, Election of 2010, Series A, 5.75%, 8/01/41	3,000	3,455,100
San Marcos Unified School District, GO, CAB, Election of 2010, Series B, 5.44%, 8/01/47 (a)(b)	4,800	683,520
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	5,600	6,327,552
Walnut Valley Unified School District, GO, Election of 2007, Series B, 5.75%, 8/01/41	7,680	8,845,056
West Contra Costa Unified School District California, GO:
Election of 2002, Series B (AGM), 5.00%, 8/01/32	6,690	6,714,619
Election of 2010, Series A, 5.25%, 8/01/41	6,140	6,763,271

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	$4,300	$5,110,894
		178,318,617
Education — 4.2%
Anaheim City School District California, GO, Election of 2010 (AGM), 6.25%, 8/01/40	3,750	4,488,338
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,500	2,856,550
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	2,165	2,564,767
5.75%, 8/01/35	8,400	9,926,112
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 5.36%, 8/01/37 (a)	12,005	3,225,143
		23,060,910
Health — 12.1%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare, Series A, 6.00%, 8/01/30	2,250	2,693,160
California Health Facilities Financing Authority, RB:
Providence Health Services, Series B, 5.50%, 10/01/39	4,105	4,594,603
Sutter Health, Series A, 5.25%, 11/15/46	12,220	12,826,723
Sutter Health, Series B, 6.00%, 8/15/42	7,715	9,043,754
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A:
6.00%, 7/01/34	2,130	2,467,861
6.00%, 7/01/39	5,500	6,346,065
California Statewide Communities Development Authority, RB:
Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	3,685	3,878,426
Kaiser Permanente, Series A, 5.00%, 4/01/42	10,000	10,668,300
Kaiser Permanente, Series B, 5.25%, 3/01/45	3,800	3,963,058
Sutter Health, Series A, 6.00%, 8/15/42	4,085	4,788,560

Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Statewide Communities Development Authority, Refunding RB, Catholic Healthcare West, Series D (BHAC), 5.50%, 7/01/31	$865	$984,898
City of Newport Beach California, RB, Hoag Memorial Hospital Presbyterian, 6.00%, 12/01/40	3,825	4,584,109
		66,839,517
Housing — 0.00%
California Rural Home Mortgage Finance Authority, RB, Mortgage-Backed Securities Program, AMT (Ginnie Mae):
Series A, 6.35%, 12/01/29 (c)	70	72,055
Series B, 6.25%, 12/01/31	50	50,529
County of San Bernardino California, Refunding RB, Home Mortgage- Backed Securities, Series A-1, AMT (Ginnie Mae), 6.25%, 12/01/31	95	102,688
		225,272
State — 6.5%
California State Public Works Board, RB, Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,670	4,277,532
State of California, GO, Various Purpose:
6.00%, 3/01/33	7,000	8,327,270
6.00%, 4/01/38	17,000	19,602,530
6.00%, 11/01/39	3,375	3,920,299
		36,127,631
Transportation — 12.7%
City of San Jose California, RB, Series A- 1, AMT, 6.25%, 3/01/34	1,400	1,603,266
County of Orange California, RB, Series B, 5.75%, 7/01/34	5,000	5,582,600
County of Sacramento California, RB:
Senior Series B, AMT (AGM), 5.25%, 7/01/33	7,500	7,948,725
Subordinated and Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/39	5,455	6,000,173
Los Angeles Department of Airports, RB, Los Angeles International Airport, Senior Series A:
5.25%, 5/15/29	3,760	4,247,522
5.25%, 5/15/39	2,785	3,068,541
Los Angeles Harbor Department, RB, Series B:
5.25%, 8/01/34	5,530	6,220,199
5.25%, 8/01/39	2,480	2,749,030
San Diego County Regional Airport Authority, RB, Series B, 5.00%, 7/01/40	6,350	6,761,162

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (concluded)
San Francisco City & County Airports Commission, RB:
Series E, 6.00%, 5/01/39	$9,650	$11,149,803
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,000	1,002,790
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.13%, 1/01/27	985	986,842
San Francisco City & County Airports Commission, Refunding RB, Second Series 34E, AMT (AGM):
5.75%, 5/01/24	5,000	5,725,700
5.75%, 5/01/25	3,500	3,969,000
San Joaquin County Transportation Authority, RB, Limited Tax, Series A, 6.00%, 3/01/36	2,400	2,878,776
		69,894,129
Utilities — 16.5%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	5,000	5,716,900
City of Los Angeles California, Refunding RB, Sub-Series A:
5.00%, 6/01/28	2,000	2,279,100
5.00%, 6/01/32	3,000	3,372,870
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	4,000	4,758,040
East Bay Municipal Utility District, RB, Series A (NPFGC), 5.00%, 6/01/37	4,000	4,413,960
East Bay Municipal Utility District, Refunding RB, Sub-Series A:
5.00%, 6/01/30	5,000	5,830,250
5.00%, 6/01/37	10,000	11,034,900
(AMBAC), 5.00%, 6/01/33	3,000	3,369,480
Escondido Joint Powers Financing Authority, RB:
5.00%, 9/01/41	5,000	5,441,250
Wastewater System Financing, 5.00%, 9/01/41	7,155	7,810,827
Imperial Irrigation District, Refunding RB, Electric System, Series B, 5.13%, 11/01/38	5,500	5,890,225
Los Angeles Department of Water & Power, RB, Power System, Series A, Sub-Series A-2 (NPFGC), 5.00%, 7/01/27	15,000	15,623,850
Los Angeles Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	8,000	9,077,120
Metropolitan Water District of Southern California, Refunding RB, Series A, 5.00%, 10/01/33	2,000	2,337,200

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
Oxnard Financing Authority, RB, Redwood Trunk Sewer & Headworks, Series A (NPFGC), 5.25%, 6/01/34	$3,000	$3,096,090
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A, 5.25%, 5/15/34	1,000	1,129,660
		91,181,722
Total Municipal Bonds in California		468,456,084

Puerto Rico — 0.4%
County/City/Special District/School District — 0.4%
Puerto Rico Sales Tax Financing Corp., RB, CAB, Senior Series C, 6.22%, 8/01/39 (a)	8,750	1,937,162
Total Municipal Bonds in Puerto Rico		1,937,162

Total Municipal Bonds – 85.2%		470,393,246

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
California — 77.1%
County/City/Special District/School District — 38.9%
Arcadia Unified School District California, GO, Election of 2006, Series A (AGM), 5.00%, 8/01/37	7,925	8,394,611
Desert Community College District California, GO, Series C (AGM), 5.00%, 8/01/37	12,150	12,938,900
Fremont Unified School District Alameda County California, GO, Election of 2002, Series B (AGM), 5.00%, 8/01/30	15,997	17,655,240
Los Angeles Community College District California, GO:
Election of 2001, Series A (AGM), 5.00%, 8/01/32	12,000	13,475,520
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	26,438	29,688,280
Election of 2003, Series E (AGM), 5.00%, 8/01/31	7,497	8,262,763
Election of 2003, Series F-1, 5.00%, 8/01/33	12,000	13,214,760
Election of 2008, Series A, 6.00%, 8/01/33	9,596	11,349,230
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Proposition A, First Tier, Senior Series A (AMBAC), 5.00%, 7/01/35	6,828	7,506,710
Los Angeles County Sanitation Districts Financing Authority, Refunding RB, Capital Project 14 (BHAC), 5.00%, 10/01/34	4,998	5,392,740

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2012	3

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	$5,000	$5,501,650
Ohlone Community College District, GO, Series B (AGM), 5.00%, 8/01/30	19,998	21,517,560
Poway Unified School District, GO, Election of 2002, Improvement District 02, Series 1-B (AGM), 5.00%, 8/01/30	10,000	10,759,400
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	7,550	8,382,765
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/30	7,350	7,734,552
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	19,630	21,518,013
San Francisco Bay Area Transit Financing Authority, Refunding RB, Series A (NPFGC), 5.00%, 7/01/34	10,497	11,506,724
		214,799,418
Education — 11.4%
California State University, Refunding RB, Systemwide, Series C (NPFGC), 5.00%, 11/01/35	20,000	21,351,000
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	11,000	12,198,230
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/41	8,000	8,590,320
Series L, 5.00%, 5/15/40	7,398	7,947,056
Series O, 5.75%, 5/15/34	11,190	12,983,757
		63,070,363
Transportation — 1.0%
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	4,999	5,429,485
Utilities — 25.8%
City of Napa California, RB (AMBAC), 5.00%, 5/01/35	9,070	9,685,127
East Bay Municipal Utility District, RB, Sub-Series A (NPFGC), 5.00%, 6/01/35	15,000	16,486,650
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/37	7,990	8,739,222
Los Angeles Department of Water & Power, RB, Power System:
Sub-Series A-1 (AGM), 5.00%, 7/01/37	13,525	14,622,142

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
California (concluded)
Utilities (concluded)
Los Angeles Department of Water & Power, RB, Power System (concluded):
Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	$5,029	$5,437,261
Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,500	8,206,725
Metropolitan Water District of Southern California, RB:
Series A, 5.00%, 7/01/37	15,000	16,408,800
Series B-1 (NPFGC), 5.00%, 10/01/33	7,175	7,651,177
Rancho Water District Financing Authority, Refunding RB, Series A (AGM), 5.00%, 8/01/34	9,277	10,062,768
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	8,510	9,282,283
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/31	10,000	10,496,800
San Francisco City & County Public Utilities Commission, RB, Water System Improvement Program, Sub- Series A, 5.00%, 11/01/37	22,997	25,373,703
		142,452,658
Total Municipal Bonds in California		425,751,924
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 77.1%		425,751,924
Total Long-Term Investments (Cost – $833,711,047) – 162.3%		896,145,170

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (e)(f)	1,646,521	1,646,521
Total Short-Term Securities (Cost – $1,646,521) – 0.3%		1,646,521
Total Investments (Cost - $835,357,568*) – 162.6%		897,791,691
Other Assets Less Liabilities – 3.8%		20,918,985
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (36.2)%		(199,977,931)
VRDP Shares, at Liquidation Value – (30.2)%		(166,500,000)
Net Assets Applicable to Common Shares – 100.0%		$552,232,745

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2012	4

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$634,801,407
Gross unrealized appreciation	$63,134,583
Gross unrealized depreciation	(17,962)
Net unrealized appreciation	$63,116,621

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Stifel Nicolaus Co.	$683,520	$16,272

(c)	Variable rate security. Rate shown is as of report date.

(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income

BIF California Municipal Money Fund	15,276,406	(13,629,885)	1,646,521	—

(f) Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Financial futures contracts sold as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
350	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$46,298,438	$(692,134)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$896,145,170	—	$896,145,170
Short-Term Securities	$1,646,521	—	—	1,646,521
Total	$1,646,521	$896,145,170	—	$897,791,691

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2012	5

Schedule of Investments (concluded)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]:
Liabilities:
Interest rate contracts	$(692,134)	—	—	$(692,134)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$462,000	—	—	$462,000
Liabilities:
Bank overdraft	(13,874)	—	—	(13,874)
TOB trust certificates	—	$(199,873,663)	—	(199,873,663)
VRDP Shares	—	(166,500,000)	—	(166,500,000)
Total	$448,126	$(366,373,663)	—	$(365,925,537)

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2012	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Quality Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: June 22, 2012